Goodwill and other intangible assets - Detailed Information for Principal Marketed Products (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 24,319	€ 21,640	€ 21,407
Marketed products
Disclosure of detailed information about intangible assets [line items]
Concentration risk percentage	96.00%
Other intangible assets	€ 16,600	12,700	11,700
Useful life, intangible assets other than goodwill (in years)	11 years
Total: principal marketed products
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 15,927	11,863	10,752
Genzyme
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 208	621	1,032
Useful life, intangible assets other than goodwill (in years)	10 years
Remaining amortisation period of intangible assets material to entity	2 years
Boehringer Ingelheim Consumer Healthcare
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 1,806	2,037	2,213
Useful life, intangible assets other than goodwill (in years)	17 years
Remaining amortisation period of intangible assets material to entity	11 years
Aventis
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 43	58	73
Useful life, intangible assets other than goodwill (in years)	9 years
Remaining amortisation period of intangible assets material to entity	11 years
Chattem
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 501	574	593
Useful life, intangible assets other than goodwill (in years)	23 years
Remaining amortisation period of intangible assets material to entity	10 years
Protein Sciences
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 420	498	532
Useful life, intangible assets other than goodwill (in years)	13 years
Remaining amortisation period of intangible assets material to entity	7 years
Ablynx
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 1,220	1,357	1,494
Useful life, intangible assets other than goodwill (in years)	14 years
Remaining amortisation period of intangible assets material to entity	9 years
Bioverativ
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 5,152	4,836	3,065
Useful life, intangible assets other than goodwill (in years)	14 years
Remaining amortisation period of intangible assets material to entity	9 years
REZUROCK
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 1,580	1,702	1,750
Useful life, intangible assets other than goodwill (in years)	12 years
Remaining amortisation period of intangible assets material to entity	10 years
TZIELD
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 2,405	0	0
Useful life, intangible assets other than goodwill (in years)	12 years
Remaining amortisation period of intangible assets material to entity	12 years
BEYFORTUS
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 1,870	180	0
Useful life, intangible assets other than goodwill (in years)	18 years
Remaining amortisation period of intangible assets material to entity	17 years
QUNOL
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 722	€ 0	€ 0
Useful life, intangible assets other than goodwill (in years)	10 years
Remaining amortisation period of intangible assets material to entity	9 years
Gross value | Total: principal marketed products
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 66,880
Gross value | Genzyme
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	10,279
Gross value | Boehringer Ingelheim Consumer Healthcare
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	3,504
Gross value | Aventis
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	33,043
Gross value | Chattem
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,319
Gross value | Protein Sciences
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	831
Gross value | Ablynx
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,966
Gross value | Bioverativ
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	8,798
Gross value | REZUROCK
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,907
Gross value | TZIELD
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	2,546
Gross value | BEYFORTUS
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,946
Gross value | QUNOL
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	741
Accumulated amortization & impairment | Total: principal marketed products
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(50,953)
Accumulated amortization & impairment | Genzyme
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(10,071)
Accumulated amortization & impairment | Boehringer Ingelheim Consumer Healthcare
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(1,698)
Accumulated amortization & impairment | Aventis
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(33,000)
Accumulated amortization & impairment | Chattem
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(818)
Accumulated amortization & impairment | Protein Sciences
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(411)
Accumulated amortization & impairment | Ablynx
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(746)
Accumulated amortization & impairment | Bioverativ
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(3,646)
Accumulated amortization & impairment | REZUROCK
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(327)
Accumulated amortization & impairment | TZIELD
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(141)
Accumulated amortization & impairment | BEYFORTUS
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(76)
Accumulated amortization & impairment | QUNOL
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ (19)
Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible assets other than goodwill (in years)	1 year
Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible assets other than goodwill (in years)	25 years